Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss)	$ 973	$ 1,796
Environmental expenditures	(30)	(23)
Adjustments for non-cash items:
Depreciation and amortization (Note 5)	815	783
Regulatory assets and liabilities	70	68
Deferred income tax expense (recovery)	154	(823)
Other	67	49
Changes in non-cash balances related to operations (Note 30)	100	180
Net cash from operating activities	2,149	2,030
Financing activities
Long-term debt issued	900	2,725
Long-term debt repaid	(804)	(653)
Short-term notes issued	4,150	4,070
Short-term notes repaid	(3,905)	(4,413)
Short-term debt repaid (Note 4)	0	(20)
Dividends paid	(629)	(617)
Distributions paid to noncontrolling interest	(8)	(2)
Contributions received from sale of noncontrolling interest (Note 4)	0	9
Common shares issued (Note 24)		7
Costs to obtain financing	(7)	(14)
Preferred shares redeemed (Note 24)	0	(418)
Net cash from (used in) financing activities	(303)	674
Investing activities
Property, plant and equipment	(1,928)	(1,718)
Intangible assets	(143)	(126)
Capital contributions received (Note 30)	14	0
Acquisitions (Note 4)	0	(126)
Other	(6)	(7)
Net cash used in investing activities	(2,063)	(1,977)
Net change in cash and cash equivalents	(217)	727
Cash and cash equivalents, beginning of year	757	30
Cash and cash equivalents, end of year	$ 540	$ 757